SIGNIFICANT CUSTOMERS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Sales royalty	5.00%
Revenue from manway securement systems	$ 183,337	$ 224,945